FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 29, 2012
FAIR VALUE MEASUREMENTS
Assets and liabilities carried at fair value, measured on a recurring basis

 The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 29, 2012:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$18.6	$9.3	$9.3	$–
Derivative assets	10.0	–	10.0	–
Liabilities
Derivative liabilities	$3.8	$1.0	$2.8	$–

The following table provides the assets and liabilities carried at fair value, measured on a recurring basis, as of December 31, 2011:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets
Available for sale securities	$12.4	$4.2	$8.2	$–
Derivative assets	6.5	–	6.5	–
Liabilities
Derivative liabilities	$18.6	$2.9	$15.7	$–